Transactions with related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (expenses)
Interest and similar income	S/ 7,029,391,000	S/ 7,120,411,000	S/ 5,871,302,000
Interest and similar expenses	(2,480,270,000)	(2,592,366,000)	(1,661,689,000)
Administrative expenses	(1,336,954,000)	(1,288,862,000)	(1,179,788,000)
Loss on sale of investment properties	(3,176,000)
Others, net	1,934,554,000	1,736,277,000	1,679,811,000
Related parties [member]
Income (expenses)
Interest and similar income	117,713,000	95,604,000	72,334,000
Rental income	28,833,000	25,532,000	31,428,000
Valuation of financial derivative instruments		106,000	149,000
Interest and similar expenses	(32,031,000)	(39,749,000)	(16,821,000)
Administrative expenses	(45,320,000)	(39,897,000)	(33,758,000)
Loss on sale of investment properties	(3,176,000)
Others, net	S/ 59,921,000	S/ 63,626,000	S/ 51,241,000